OPERATING LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2012
OPERATING LEASE COMMITMENTS [Abstract]
OPERATING LEASE COMMITMENTS
21.	OPERATING LEASE COMMITMENTS

Rental expense for obligations under operating leases (Leasehold and Reservoir rental) was $28,744, $26,938 and $24,701for the years ended December 31, 2012, 2011 and 2010 respectively. As the leasehold agreement will be terminated in 1st quarter of 2013 after the acquisition of the business, Zhengzhou Company, no operating lease payment was required for leasehold. The total future minimum lease payments under non-cancellable operating leases as of December 31, 2012 are payable as follows:

Years Ended
December 31,	Reservoir rental
2013	$16,051
2014	16,051
2015	16,051
2016	16,051
2017	16,051
Over five years	256,816
$337,071